Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin 53233

May 15, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of WCM Focused Global Growth Fund

Ladies and gentlemen:

On behalf of the Fund, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Fees and Expenses Table (Item 4 to Form N1-A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on May 1, 2017 (Accession No. 0001398344-17-005556). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/ RITA DAM
Rita Dam
Investment Managers Series Trust